Overview - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Itau Unibanco Participacoes SA [Member]
Disclosure of company overview [line items]
Percentage of common shares ownership	51.71%
Itausa Investimentos SA [Member]
Disclosure of company overview [line items]
Percentage of common shares ownership	39.21%